                              LIBERTY MASSACHUSETTS
                                TAX-EXEMPT FUND

                               SEMIANNUAL REPORT
                                  JULY 31, 2001

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

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PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholder:

All of us in the Liberty family are shocked and saddened by the tragic events of Tuesday, September 11, 2001. We extend our heartfelt sympathies to the families and friends of the victims. As events unfold in the weeks and months to come, we encourage you to share any questions or concerns that you may have regarding your investment portfolio with your financial advisor. Please bear in mind that the following report deals with the six months ended July 31, 2001.

The stock market's continued decline significantly impacted the bond market during the period. In contrast to the stock market, many higher quality bonds performed quite well. Anticipation of Fed rate adjustments in the last months of 2000 was followed by rate cuts totaling 2.75% in the first seven months of 2001, and short-term rates began to fall much faster than rates on longer issues. Further, differing levels of inflationary concern, especially in the beginning of the period, exerted pressure on the long end of the curve, for awhile countering the influence of declining short-term interest rates. However, inflation remained relatively stable despite market concerns, which was beneficial to intermediate- and longer-term issues later in the period.

In the following commentary from Gary Swayze, you'll read more about how these significant market events impacted the bond market and how Gary has positioned the portfolio. We thank you for choosing Liberty Massachusetts Tax-Exempt Fund, and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President

PERFORMANCE HIGHLIGHTS
NET ASSET VALUE PER SHARE AS OF 7/31/01 ($)
        Class A                                                     7.95
        Class B                                                     7.95
        Class C                                                     7.95

DISTRIBUTIONS DECLARED PER SHARE 2/1/01-7/31/01 ($)
        Class A                                                    0.177
        Class B                                                    0.150
        Class C                                                    0.161

 A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

As economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

                                                     ---------------------------
                                                     Not FDIC   May Lose Value
                                                               -----------------
                                                               No Bank Guarantee
                                                     ---------------------------

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PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT
7/31/91 - 7/31/01

PERFORMANCE OF A $10,000 INVESTMENT IN
ALL SHARE CLASSES 7/31/91 - 7/31/01 ($)

                                                      without            with
                                                       sales            sales
                                                     charge ($)       charge ($)
--------------------------------------------------------------------------------
Class A                                                19,602           18,671
--------------------------------------------------------------------------------
Class B                                                18,315           18,315
--------------------------------------------------------------------------------
Class C                                                19,251           19,251
--------------------------------------------------------------------------------

                 Class A            Class A              Lehman Brothers
                 without             with                   Municipal
               sales charge       sales charge             Bond Index
July 1991       $10,000            $ 9,525                  $10,000
                 10,327              9,836                   10,356
                 10,584             10,081                   10,631
                 10,713             10,204                   10,733
                 11,383             10,843                   11,373
                 11,190             10,668                   11,224
                 11,734             11,178                   11,676
                 12,159             11,581                   12,091
                 12,431             11,840                   12,377
                 12,846             12,236                   12,804
                 13,124             12,600                   13,108
                 12,400             11,811                   12,353
                 12,667             12,066                   12,611
                 12,200             11,62                    12,246
                 12,662             12,061                   12,642
                 13,158             12,533                   13,174
                 13,384             12,758                   13,604
                 13,989             13,305                   14,065
                 14,547             13,856                   14,545
                 14,044             13,378                   14,222
                 14,324             13,644                   14,502
                 14,703             14,004                   14,867
                 14,900             14,192                   15,104
                 14,985             14,273                   15,166
                 15,808             15,055                   15,989
                 15,926             15,169                   16,130
                 16,380             15,602                   16,632
                 16,290             15,518                   16,577
                 16,666             15,874                   16,948
                 17,114             16,301                   17,424
                 17,402             16,575                   17,738
                 17,270             16,449                   17,729
                 16,912             16,109                   17,436
                 16,472             15,690                   17,116
                 16,365             15,588                   17,093
                 16,920             16,116                   17,565
                 17,468             16,639                   18,187
                 17,902             17,061                   18,573
                 18,870             17,874                   19,366
                 18,700             17,812                   19,389
July 2001        19,602             18,871                   20,021

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/01(%)

Share class                    A                  B                 C
Inception date              4/10/87             6/8/92            8/1/97
------------------------------------------------------------------------------
                         without      with  without     with  without     with
                          sales      sales   sales     sales   sales     sales
                         charge     charge  charge    charge  charge    charge
------------------------------------------------------------------------------
6-month (cumulative)       3.86      -1.08    3.49     -3.31    3.64      2.64
------------------------------------------------------------------------------
1-year                    12.19       6.86   11.38      6.38   11.68     10.68
------------------------------------------------------------------------------
5-year                     6.47       5.44    5.68      5.36    6.09      6.09
------------------------------------------------------------------------------
10-year                    6.96       6.44    6.24      6.24    6.77      6.77

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01(%)

Share class                    A                  B                 C
------------------------------------------------------------------------------
                        without       with without      with without      with
                          sales      sales   sales     sales   sales     sales
                         charge     charge  charge    charge  charge    charge
------------------------------------------------------------------------------
6-month (cumulative)       2.05      -2.80    1.67     -1.51    1.82      0.83
------------------------------------------------------------------------------
1-year                    11.31       6.02   10.50      5.50   10.82      9.82
------------------------------------------------------------------------------
5-year                     6.16       5.13    5.37      5.04    5.78      5.78
------------------------------------------------------------------------------
10-year                    6.88       6.36    6.17      6.17    6.69      6.69

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

-------------------------------------------------------------------------------
    SEC YIELDS AS OF 7/31/01 (%)

    CLASS A                                                           3.95
    CLASS B                                                           3.42
    CLASS C                                                           3.70

    THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 3.89%, 3.36%, AND 3.35% FOR CLASS A, B AND C SHARES, RESPECTIVELY.

    TAXABLE-EQUIVALENT SEC YIELDS
    AS OF 7/31/01 (%)

    CLASS A                                                           6.81
    CLASS B                                                           5.90
    CLASS C                                                           6.38

    TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE MAXIMUM EFFECTIVE 42.04% FEDERAL AND STATE INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

    BOUGHT

    MASSACHUSETTS SPRINGFIELD GENERAL OBLIGATION 5.50% 8/1/15 AAA INSURED FGIC, CALLABLE 8/1/11 @ 101 (0.5% OF NET ASSETS)

    WE PURCHASED THIS INTERMEDIATE ISSUE BECAUSE OF ITS GOOD QUALITY AND CALL PROTECTION.

    SOLD

    MASSACHUSETTS MBTA TRANSPORTATION ASSESSMENT 5.25% 7/1/30 CALLABLE
    7/1/10@100

    WE SOLD THIS BOND BECAUSE IT IS A LONGER ISSUE WITH ONLY AVERAGE CALL PROTECTION.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    THE STATEMENTS CONTAINED IN THIS REPORT WERE WRITTEN PRIOR TO THE
    TRAGIC EVENTS OF SEPTEMBER 11, 2001. AS NOT ALL US MARKETS HAD
    REOPENED AT THE TIME THIS REPORT WAS PRINTED, WE CANNOT SPECULATE
    ABOUT THE SHORT- AND LONG-TERM IMPACT ON THE ECONOMY. PLEASE VISIT LIBERTYFUNDS.COM FOR REGULARLY UPDATED ECONOMIC COMMENTARY BY SENIOR ECONOMIST C. FRAZIER EVANS.
-------------------------------------------------------------------------------

For the six months ended July 31, 2001, Liberty Massachusetts Tax-Exempt Fund returned 3.86% on class A shares (without sales charge), outperforming its benchmark, the Lehman Brothers Municipal Bond Index, which posted a total return of 3.38%. In addition, the fund outperformed its peers, the Lipper Massachusetts Municipal Debt Funds, which posted an average return of 3.46% for the period.(1) Falling interest rates and low inflation contributed to the fund's solid performance in the midst of a dramatically softening economy.

---------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

RATES DECLINE AND YIELD CURVE STEEPENS
While long-term interest rates had begun declining during the second half of 2000 in anticipation of the Fed's response to a slowing economy, the Fed had behaved cautiously during this time, fearful that low unemployment and a tightening labor market might lead to wage inflation. However, the Fed began to lower interest rates at the beginning of the six-month period, and long-term rates rose briefly due to fears that a rapid economic turnaround would trigger inflation.

Throughout the period, Fed easing caused a substantial and fairly consistent decline in short-term rates. While the economic slowdown did cause layoffs, the impact on the unemployment rate was negligible. Concerns that wage pressure might lead to inflation prevented long-term rates from falling further, and the yield curve steepened. As the extent of the weakness in the economy became clear, however, inflationary concerns began to diminish. Toward the close of the period, the market seemed to expect further easing and economic weakness, along with low inflation levels, which began to positively influence the price of longer-term bonds.

PORTFOLIO POSITIONED TO BENEFIT FROM DECLINING RATES
In an attempt to benefit from these falling interest rates while reducing some of the volatility that often accompanies long-term issues, we emphasized intermediate-term debt during the period. In maintaining a focus on noncallable bonds and bonds with good call protection, the fund was able to enjoy the benefits of falling rates across the yield curve. In addition, by increasing duration, or interest rate sensitivity, we positioned the fund to benefit from declining long-term interest rates. With regard to portfolio composition, we kept the portfolio well represented in good-quality bonds, while keeping an eye out for opportunities from lower-quality issues.

SLOWER GROWTH IN MASSACHUSETTS
Massachusetts' economy continued to grow during the period, albeit at a more moderate pace in recent years, despite its high exposure to information technology and finance and its relatively high real estate prices. Health care, which represents 11% of the Massachusetts work force, saw gradual improvement after a difficult period when three of the state's largest HMOs raised rates at double-digit levels to improve revenues.

/s/ Gary Swayze

    GARY SWAYZE

GARY SWAYZE is portfolio manager of Liberty Massachusetts Tax-Exempt Fund and a senior vice president of the advisor.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similiar diversified fund.

-------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
-------------------------------------------------------------------------------


                             AS OF 7/31/01      AS OF 1/31/01
            1-3 YEARS             1.8                1.6
            3-5 YEARS             3.1                3.3
            5-7 YEARS             0.9                1.0
            7-10 YEARS           12.6               11.4
            10-15 YEARS          19.1               13.4
            15-20 YEARS          26.6               29.2
            20-25 YEARS          11.8               12.4
            25+ YEARS            21.0               22.1
            OTHER                 3.1                5.6

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. As the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

-------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 7/31/01 (%)
-------------------------------------------------------------------------------

              AAA:                            50.0
              AA:                             21.5
              A:                              10.3
              BBB:                             8.9
              BB:                              0.9
              NON-RATED:                       5.3
              CASH & EQUIVALENTS:              3.1

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.
As the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

MUNICIPAL BONDS - 95.7%                                                     PAR             VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 12.7%
EDUCATION - 11.7%
State College Building Authority,
  Series 1999-A:
  (a) 05/01/18                                                        $7,760,000     $  3,404,312
  (a) 05/01/23                                                         6,000,000        1,968,600
State Development Finance Agency:
  Boston University,
  Series 1999-P,
  6.000% 05/15/59                                                      1,000,000        1,094,930
  College of Pharmacy & Health Science, Series 1999-B,
  6.625% 07/01/20                                                        765,000          801,712
State Health & Educational Facilities
  Authority:
  Amerst College, Series E,
  6.800% 11/01/21                                                        500,000          515,085
  Brandeis University,
  Series 1998-I,
  4.750% 10/01/28                                                      7,000,000        6,568,100
  Harvard University,
  Series N,
  6.250% 04/01/20                                                      2,250,000        2,646,022
  Learning Center for Deaf Children, Series 1999-C,
  6.100% 07/01/19                                                      1,000,000          936,250
  University of Massachusetts,
  Series 2000-A,
  5.850% 10/01/20                                                      2,000,000        2,173,580
State Industrial Finance Agency:
  Cambridge Friends School,
  Series 1998,
  5.750% 09/01/18                                                      1,000,000          984,990
  Concord Academy, Series 1997,
  5.500% 09/01/27                                                      1,250,000        1,231,213
  St John's High School,
  Series 1998,
  5.700% 06/01/18                                                      1,000,000        1,007,500
  Tabor Academy,
  Series 1998,
  5.400% 12/01/18                                                      1,000,000          985,980
                                                                                     ------------
                                                                                       24,318,274
                                                                                     ------------
STUDENT LOAN - 1.0%
New England Educational Loan Marketing Corp., Student Loan,
  Series 1993-A,
  5.700% 07/01/05                                                      2,000,000        2,125,180
                                                                                     ------------
-------------------------------------------------------------------------------------------------
HEALTHCARE - 16.4%
CONGREGATE CARE RETIREMENT - 0.9%
Boston Industrial Development Finance Authority, Springhouse,
  Inc., Series 1988,
  5.875% 07/01/18                                                      1,200,000        1,008,000
State Development Finance Agency, Series 1999-A,
  5.750% 07/01/23                                                      1,000,000          843,210
                                                                                     ------------
                                                                                        1,851,210
                                                                                     ------------
HEALTH SERVICES - 0.8%
State Development Finance Agency, Boston Biomedical Research
  Institute,
  Series 1999-A,
  5.750% 02/01/29                                                      1,750,000        1,624,980
                                                                                     ------------
HOSPITALS - 11.9%
State Development Finance Agency, Massachusetts Biomed Research
  Corp., Series 2000-C,
  6.250% 08/01/20                                                      1,000,000        1,058,090
State Health & Educational
  Facilities Authority:
  Berkshire Health System,
  Series C,
  6.000% 10/01/20                                                      1,000,000          984,250
  Cape Cod Health Care,
  Series 1998-B,
  5.450% 11/15/23                                                      2,000,000        1,752,240
  Children's Hospital, Series E, 6.200% 10/01/16                       2,000,000        2,065,480
  Dana-Farber Cancer Institute:
  Series C,
  6.650% 12/01/15                                                        250,000          256,540
  Series 1995 G1,
  5.500% 12/01/27                                                      5,000,000        4,935,200
  Milford-Whitinsville Regional Hospital, Series C,
  5.375% 07/15/28                                                        500,000          388,180
  Partners Healthcare System,
  Series C,
  5.750% 07/01/32                                                      1,000,000        1,015,180
  South Shore Hospital,
  Series 1999-F:
  5.625% 07/01/19                                                      2,015,000        2,018,687
  5.750% 07/01/29                                                      1,000,000        1,000,690
  UMass Memorial Hospital,
  Series 2001-C,
  6.625% 07/01/32                                                      1,000,000        1,003,890
  Winchester Hospital,
  Series 2000-E,
  6.750% 07/01/30                                                      1,000,000        1,012,670
  Youville House Project,
  5.950% 02/15/17                                                        500,000          524,655
State Industrial Finance Agency, Massachusetts Biomedical
  Research Corp.:
  Series A-2,
  (a) 08/01/08                                                         2,000,000        1,483,060
  Series 1989 A2,
  (a) 08/01/10                                                         8,000,000        5,327,840
                                                                                     ------------
                                                                                       24,826,652
                                                                                     ------------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance Agency, New England Center for
  Children, Series 1998,
  5.875% 11/01/18                                                        975,000          827,531
                                                                                     ------------
NURSING HOME - 2.4%
State Industrial Finance Agency:
  American Health Woodlawn Manor, Inc.:
  Series A,
  7.750% 01/01/28                                                      1,405,000        1,248,694
  Series B,
  10.250% 07/01/27                                                       295,000          278,775
  Chelsea Jewish Nursing Home, Series A,
  6.500% 08/01/37                                                        990,000        1,087,198
  GF/Massachusetts Inc.,
  Series 1994,
  8.300% 07/01/23                                                      2,315,000        2,387,344
                                                                                     ------------
                                                                                        5,002,011
                                                                                     ------------
-------------------------------------------------------------------------------------------------
HOUSING - 3.1%
MULTI-FAMILY - 2.3%
Boston-Mount Pleasant Housing Development Corp., Series A,
  6.750% 08/01/23                                                      1,540,000        1,588,572
State Housing Finance Agency, Series 1992-C,
  6.875% 11/15/11                                                      3,000,000        3,128,550
                                                                                     ------------
                                                                                        4,717,122
                                                                                     ------------
SINGLE FAMILY - 0.8%
State Housing Finance Agency, Series 1997 57,
  5.600% 06/01/30                                                      1,750,000        1,768,183
                                                                                     ------------
-------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.8%
MANUFACTURING - 0.8%
State Industrial Finance Agency, House of Bianchi Inc.,
  8.750% 06/01/18                                                      1,700,000        1,581,000
                                                                                     ------------
-------------------------------------------------------------------------------------------------
OTHER - 13.3%
OTHER - 1.2%
Massachusetts Bay Transportation Authority, Rail Connections,
  Series 1999-A:
  6.000% 07/01/13                                                        500,000          568,350
  6.000% 07/01/14                                                        500,000          568,350
State Development Finance Agency, Worcester Redevelopment
  Authority,
  Series 1999,
  6.000% 06/01/24                                                      1,300,000        1,363,934
                                                                                     ------------
                                                                                        2,500,634
                                                                                     ------------
POOL/BOND BANK - 1.5%
State Water Pollution Abatement
  Trust, Series 7:
  5.250% 02/01/12                                                      1,000,000        1,072,350
  5.250% 02/01/14                                                      2,000,000        2,113,120
                                                                                     ------------
                                                                                        3,185,470
                                                                                     ------------
REFUNDED/ESCROWED (b) - 10.6%
Boston, Series 1992-A,
  6.500% 07/01/12                                                      1,000,000        1,054,700
Plymouth County, Plymouth County Correctional Facility, Series A,
  7.000% 04/01/22                                                      1,000,000        1,068,990
State Health & Educational
  Facilities Authority:
  Community Colleges Program, Series A,
  6.600% 10/01/22                                                      1,250,000        1,330,537
  Cooley Dickinson Hospital,
  Series A,
  7.125% 11/15/18                                                      1,725,000        1,870,521
  Corporation for Independent Living,
  8.100% 07/01/18                                                        270,000          300,375
  Worcester Polytechnic Institute,
  Series E:
  6.750% 09/01/11                                                        500,000          531,735
  6.625% 09/01/17                                                        500,000          531,070
State Industrial Finance Agency:
  Belmont Home Care,
  Series 1995-A,
  9.270% 01/01/25                                                      1,940,000        2,341,735
  Seacoast Nursing Home,
  Series 1991,
  9.625% 12/01/21                                                      1,285,000        1,351,756
State Turnpike Authority,
  Series 1993-A,
  5.000% 01/01/20                                                      5,000,000        5,081,200
State:
  Series B,
  7.000% 07/01/09 (c)                                                  4,385,000        5,155,751
  Series 1992-B,
  6.500% 08/01/08                                                      1,000,000        1,155,950
Virgin Islands Public Finance Authority, Series 1992-A,
  7.000% 10/01/02                                                        250,000          262,548
                                                                                     ------------
                                                                                       22,036,868
                                                                                     ------------
-------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION - 0.5%
State Development Finance Agency, YMCA of Greater Boston,
  Series 1998,
  5.450% 11/01/28                                                      1,000,000          959,130
                                                                                     ------------
-------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.7%
DISPOSAL - 1.3%
Boston Industrial Development Finance Authority,
  Jet-A-Way, Inc.,
  10.500% 01/01/11                                                       200,000          207,210
Massachusetts Environmental Services, Series 1994-A,
  8.750% 11/01/21(d)                                                   2,935,000        1,115,300
State Industrial Finance Agency, Peabody Monofill Associates,
  Inc., Series 1995,
  9.000% 09/01/05                                                      1,345,000        1,420,656
                                                                                     ------------
                                                                                        2,743,166
                                                                                     ------------
RESOURCE RECOVERY - 1.4%
State Industrial Finance Agency, Ogden Haverhill Project,
  Series 1998-B,
  5.500% 12/01/19                                                      1,000,000          914,660
  Series 1998-A,
  5.600% 12/01/19                                                      2,000,000        1,884,060
                                                                                     ------------
                                                                                        2,798,720
                                                                                     ------------
-------------------------------------------------------------------------------------------------
TAX-BACKED - 17.1%
LOCAL GENERAL OBLIGATIONS - 3.0%
New Bedford, Series 2001,
  5.500% 05/01/16                                                      2,955,000        3,163,948
Southern Berkshire Regional School District,
  7.000% 04/15/11                                                        500,000          527,385
Springfield Mass GO,
  5.500% 08/01/15                                                      1,000,000        1,079,510
Westford, Series 2000,
  5.250% 04/01/20                                                        700,000          716,611
Weymouth, Series 1992:
  6.700% 06/15/09                                                        200,000          210,822
  6.700% 06/15/10                                                        200,000          210,822
  6.700% 06/15/11                                                        155,000          163,387
  6.700% 06/15/12                                                        140,000          147,575
                                                                                     ------------
                                                                                        6,220,060
                                                                                     ------------
SPECIAL NON-PROPERTY TAX - 0.4%
Puerto Rico Highway & Transportation Authority,
  Series W,
  5.500% 07/01/09                                                        660,000          732,257
                                                                                     ------------
STATE APPROPRIATED - 0.3%
Massachusetts Bay Transportation Authority, Series 1988,
  7.750% 01/15/06                                                        250,000          273,570
University of Massachusetts Building Authority,
  Series 1991 A,
  7.200% 05/01/04                                                        400,000          429,964
                                                                                     ------------
                                                                                          703,534
                                                                                     ------------
STATE GENERAL OBLIGATIONS - 13.4%
Massachusetts Bay Transportation
  Authority:
  Series 1991-A,
  7.000% 03/01/21                                                      1,500,000        1,852,380
  Series 1992-B,
  6.200% 03/01/16                                                      3,700,000        4,303,137
  Series 1994-A:
  7.000% 03/01/10                                                      5,000,000        6,003,950
  7.000% 03/01/11                                                      2,000,000        2,422,140
  7.000% 03/01/14                                                      1,250,000        1,539,537
  Series 1998,
  4.750% 03/01/21                                                      1,000,000          958,120
  Series 2000-A,
  5.250% 07/01/30                                                      1,000,000        1,007,740
Puerto Rico Public Finance Corp.:
  Series 1998,
  4.500% 07/01/23                                                      1,000,000          935,100
  Series 1998-A:
  5.375% 06/01/15                                                      1,000,000        1,091,480
  5.375% 06/01/19                                                      2,190,000        2,358,740
  Series 1999,
  5.250% 07/01/18                                                      1,000,000        1,060,040
  Series 2001,
  5.500% 07/01/16                                                      1,750,000        1,928,553
State College Building Authority, Series 1994-A,
  7.500% 05/01/14                                                      1,825,000        2,312,896
                                                                                     ------------
                                                                                       27,773,813
                                                                                     ------------
-------------------------------------------------------------------------------------------------
TRANSPORTATION - 8.6%
AIR TRANSPORTATION - 0.8%
State Port Authority, US Airways, Inc., Series 1999,
  6.000% 09/01/21                                                      1,500,000        1,613,910
                                                                                     ------------
AIRPORT - 2.2%
State Port Authority, Series 1999:
  8.280% 07/01/29 (e)                                                  1,500,000        1,676,490
  8.720% 07/01/29 (e)                                                  2,500,000        2,848,475
                                                                                     ------------
                                                                                        4,524,965
                                                                                     ------------
TOLL FACILITIES - 4.7%
State Turnpike Authority,
  Series 1999-A:
  4.750% 01/01/34                                                      5,500,000        4,994,330
  5.000% 01/01/39                                                      5,000,000        4,764,550
                                                                                     ------------
                                                                                        9,758,880
                                                                                     ------------
TRANSPORTATION - 0.9%
State, Series 1998-B,
  (a) 06/15/12                                                         3,145,000        1,927,948
                                                                                     ------------
-------------------------------------------------------------------------------------------------
UTILITY - 20.5%
INDEPENDENT POWER PRODUCER - 0.3%
Puerto Rico Industrial, Educational, Medical & Environmental
  Cogeneration Facilities, AES Project,
  Series 2000,
  6.625% 06/01/26                                                        650,000          705,536
                                                                                     ------------
JOINT POWER AUTHORITY - 1.0%
State Municipal Wholesale Electric Co., IFRN (variable rate)
  Series 1994-A,
  7.260% 07/01/16                                                      2,000,000        2,010,000
                                                                                     ------------
MUNICIPAL ELECTRIC - 1.8%
Puerto Rico, Electric Power
  Authority:
  Series 1995-Y,
  7.000% 07/01/07                                                      1,500,000        1,765,170
  Series 1998-EE,
  4.750% 07/01/24                                                      1,000,000          968,730
State Devens Electric,
  6.000% 12/01/30                                                      1,000,000        1,014,860
                                                                                     ------------
                                                                                        3,748,760
                                                                                     ------------
WATER & SEWER - 17.4%
Boston Water & Sewer Commission:
  Series 1992-A,
  5.750% 11/01/13                                                      1,000,000        1,105,810
  Series 1993-A,
  5.250% 11/01/19                                                      4,750,000        5,007,545
  Series 1998-D:
  4.750% 11/01/22                                                      2,000,000        1,902,200
  5.000% 11/01/28                                                      1,500,000        1,474,245
State Water Pollution Abatement Trust, New Bedford Project:
  Series 1996-A,
  6.000% 02/01/06                                                        220,000          242,044
  Series 1999-A,
  6.000% 08/01/17                                                      2,445,000        2,808,645
State Water Resources Authority:
  Series 1992-A:
  6.500% 07/15/09                                                      2,000,000        2,327,420
  6.500% 07/15/19                                                      5,000,000        6,049,000
  Series 1993-C:
  5.250% 12/01/15                                                      3,750,000        3,998,650
  5.250% 12/01/20                                                      2,595,000        2,621,235
  Series 1995-B,
  6.250% 12/01/13                                                      5,000,000        5,867,650
  Series 1998-B,
  4.500% 08/01/22                                                      3,000,000        2,766,000
                                                                                     ------------
                                                                                       36,170,444
                                                                                     ------------
TOTAL MUNICIPAL BONDS
  (cost of $185,363,183)                                                              198,756,238
                                                                                     ------------

SHORT-TERM OBLIGATIONS - 3.0%
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f) - 3.0%
IA State Higher Education Loan
  Authority:
  American Institute of Business,
  Series 1998,
  2.750% 11/01/13                                                      1,300,000        1,300,000
  St.Ambrose University,
  Series 1999,
  2.650% 10/01/09                                                      1,000,000        1,000,000
IA Webster County, St. Edmond Project,
  2.650% 07/01/20                                                      1,000,000        1,000,000
IA Woodbury County, Siouxland Medical Educational Foundation,
  Series 1996,
  2.700% 11/01/16                                                        200,000          200,000
IN Allen County, Golden Years Homestead, Inc., Series 1996,
  2.650% 08/01/21                                                      1,200,000        1,200,000
MN Mankato, Bethany Lutheran College, Series 2000-B,
  2.800% 11/01/15                                                        400,000          400,000
MN Minneapolis:
  Series 1999,
  2.500% 12/01/04                                                        370,000          370,000
  Series 2000,
  2.500% 12/01/10                                                        200,000          200,000
MO State Health & Educational Facilities Authority Washington
  University of St.Louis,
  Series 1996 D,
  2.750% 09/01/30                                                        300,000          300,000
NY New York City Municipal Water Finance Authority,
  Series 1994 G,
  2.600% 06/15/24                                                        300,000          300,000
                                                                                     ------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $6,270,000)                                                                  6,270,000
                                                                                     ------------
TOTAL INVESTMENTS -- 98.7%
  (cost of $191,633,183)                                                              205,026,238
                                                                                     ------------
OTHER ASSETS & LIABILITIES - 1.3%                                                       2,739,996

                                                                                     ------------
NET ASSETS - 100.0%                                                                  $207,766,234
                                                                                     ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the interest and principal.

(c) A portion of this security with a total market value of $258,000 is being used to collateralize open futures contracts.

(d) This issuer is in default of certain covenants. Income is not being accrued.

(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2001, the value of this security amounted to $4,524,965 or 2.2% of net assets.

(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2001.

Long futures contract open at July 31, 2001:

                                    PAR VALUE                                    UNREALIZED
                                   COVERED BY                                   APPRECIATION
             TYPE                   CONTRACT               EXPIRATION            AT 07/31/01
    --------------------------------------------------------------------------------------------
    Municipal Bond                 $17,200,000           September 2001           $733,849

              ACRONYM                                      NAME
    --------------------------------------------------------------------------------------------
              GO                               General Obligations
              IFRN                             Inverse Floating Rate Note


See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

ASSETS
Investments, at value
  (cost of $191,633,183)                                        $205,026,238
Cash                                                                  42,825
Receivable for:
  Investments sold                                                 1,165,340
  Fund shares sold                                                   772,027
  Interest                                                         2,294,261
  Variation margin for futures contracts                              56,563
Deferred Trustees' Compensation Plan                                   2,480
Other assets                                                           3,018
                                                                ------------
    Total Assets                                                 209,362,752
                                                                ------------
LIABILITIES
Payable for:
  Investments purchased                                            1,061,443
  Fund shares purchased                                               67,082
  Distributions                                                      340,230
  Management fee                                                      85,546
  Transfer agent fee                                                  23,360
  Bookkeeping fee                                                      6,711
  Trustees' fee                                                        2,715
  Custody fee                                                           --
  Deferred Trustees' fee                                               2,480
Other liabilities                                                      6,951
                                                                ------------
    Total Liabilities                                              1,596,518
                                                                ------------
NET ASSETS                                                      $207,766,234
                                                                ------------
COMPOSITION OF NET ASSETS
Paid in capital                                                 $192,641,931
Undistributed net investment income                                  119,705
Accumulated net realized gain                                        877,694
Net unrealized appreciation on:
  Investments                                                     13,393,055
  Open futures contracts                                             733,849
                                                                ------------
NET ASSETS                                                      $207,766,234
                                                                ------------
Net asset value and redemption price
  per share - Class A ($161,693,021/20,343,463)                        $7.95(a)
                                                                       -----
Maximum offering price per share -
  Class A ($7.95/0.9525)                                               $8.35(b)
                                                                       -----
Net asset value and offering price per share -
  Class B ($42,111,644/5,298,075)                                      $7.95(a)
                                                                       -----
Net asset value and offering price per share -
  Class C ($3,961,569/498,402)                                         $7.95(a)
                                                                       -----
(a) Redemption price per share is equal to net asset value less contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended July 31, 2001
(Unaudited)

INVESTMENT INCOME
Interest                                                            $5,682,381

EXPENSES
Management fee                                                      $  498,088
Service fee                                                            178,876
Distribution fee - Class B                                             160,906
Distribution fee - Class C                                              10,672
Transfer agent fee                                                     139,355
Bookkeeping fee                                                         39,861
Trustees' fee                                                            5,430
Custody fee                                                              5,827
Other expenses                                                          44,197
                                                                    ----------
  Total Expenses                                                     1,083,212
Fees waived by Distributor -
  Class C                                                               (4,262)
Custody credits earned                                                  (5,827)
                                                                    ----------

  Net Expenses                                                       1,073,123
                                                                    ----------
Net Investment Income                                                4,609,258
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)

ON PORTFOLIO POSITIONS

Net realized gain on:
  Investments                                                          261,498
  Closed futures contracts                                             196,175
                                                                    ----------
Net realized gain                                                      457,673

Net change in unrealized
  appreciation/depreciation on:

  Investments                                                        2,151,652
  Open futures contracts                                               376,910
                                                                    ----------
Net change in unrealized appreciation/depreciation                   2,528,562
                                                                    ----------
    Net Gain                                                         2,986,235
                                                                    ----------
Increase in Net Assets from Operations                              $7,595,493
                                                                    ----------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
                                                                 SIX MONTHS
                                                                   ENDED                   YEAR ENDED
INCREASE (DECREASE)                                               JULY 31,                JANUARY 31,
  IN NET ASSETS                                                     2001                      2001
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                            $  4,609,258           $  9,113,559
Net realized gain on investments and futures contracts                457,673              2,129,593
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                 2,528,562             15,546,916
                                                                 ------------           ------------
Net Increase from Operations                                        7,595,493             26,790,068
                                                                 ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Class A                               (3,506,992)            (7,256,442)
From net realized gains - Class A                                        --                 (822,617)
From net investment income - Class B                                 (828,264)            (2,002,020)
From net realized gains - Class B                                        --                 (242,447)
From net investment income - Class C                                  (58,531)               (63,974)
From net realized gains - Class C                                        --                  (10,578)
                                                                 ------------           ------------
    Total Distribution to Shareholders                             (4,393,787)           (10,398,078)
                                                                 ------------           ------------
SHARE TRANSACTIONS:
Subscriptions - Class A                                            19,142,989             15,254,080
Distributions reinvested - Class A                                  1,970,752              4,450,821
Redemptions - Class A                                             (13,981,388)           (22,722,732)
                                                                 ------------           ------------
  Net Increase (Decrease) - Class A                                 7,132,353             (3,017,831)
                                                                 ------------           ------------
Subscriptions - Class B                                             6,094,276              3,762,978
Distributions reinvested - Class B                                    537,456              1,377,519
Redemptions - Class B                                              (9,202,095)           (15,192,819)
                                                                 ------------           ------------
  Net Decrease - Class B                                           (2,570,363)           (10,052,322)
                                                                 ------------           ------------
Subscriptions - Class C                                             1,407,330              1,536,121
Distributions reinvested - Class C                                     19,394                 31,566
Redemptions - Class C                                                (105,605)              (297,362)
                                                                 ------------           ------------
  Net Increase - Class C                                            1,321,119              1,270,325
                                                                 ------------           ------------
Net Increase (Decrease) from Share Transactions                     5,883,109            (11,799,828)
                                                                 ------------           ------------
Total Increase in Net Assets                                        9,084,815              4,592,162
                                                                 ------------           ------------
NET ASSETS
Beginning of period                                              $198,681,419           $194,089,257
                                                                 ------------           ------------
End of period (including undistributed and overdistributed
  net investment income of $119,705 and ($435,474),
  respectively)                                                  $207,766,234           $198,681,419
                                                                 ------------           ------------
CHANGES IN SHARES:
Subscriptions - Class A                                             2,456,472              2,017,301
Issued for distributions reinvested - Class A                         252,042                591,280
Redemptions - Class A                                              (1,793,874)            (3,054,092)
                                                                 ------------           ------------
  Net Increase (Decrease) - Class A                                   914,640               (445,511)
                                                                 ------------           ------------
Subscriptions - Class B                                               780,784                496,955
Issued for distributions reinvested - Class B                          68,739                183,233
Redemptions - Class B                                              (1,178,020)            (2,028,859)
                                                                 ------------           ------------
  Net Decrease - Class B                                             (328,497)            (1,348,671)
                                                                 ------------           ------------
Subscriptions - Class C                                               179,022                201,534
Issued for distributions reinvested - Class C                           2,478                  4,177
Redemptions - Class C                                                 (13,530)               (40,811)
                                                                 ------------           ------------
  Net Increase - Class C                                              167,970                164,900
                                                                 ------------           ------------

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Massachusetts Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Massachusetts state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased.

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Fund, but will result in a $339,708 increase in cost of securities and a corresponding $339,708 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $28,482, decrease net unrealized appreciation by $28,547, and increase net realized gains by $65. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

            AVERAGE NET ASSETS                       ANNUAL FEE RATE
        --------------------------                ---------------------
        First $2 billion                                  0.50%
        Over $2 billion                                   0.45%

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average net assets.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $8,999 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $38, $19,550, and $135 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2001, the Fund's service fee was 0.18%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $5,827 of custodian fees were reduced by balance credits applied during the six months ended July 31, 2001. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the six months ended July 31, 2001, purchases and sales of investments, other than short-term obligations were $14,100,112 and $6,813,335, respectively.

Unrealized appreciation (depreciation) at July 31, 2001, based on cost of investments for financial statement purposes was:

   Gross unrealized appreciation                                $16,574,495
   Gross unrealized depreciation                                 (3,181,440)
                                                                -----------
       Net unrealized appreciation                              $13,393,055
                                                                -----------

OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 2001.

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                   (UNAUDITED)
                                 SIX MONTHS ENDED                               YEAR ENDED JANUARY 31,
                                     JULY 31,         ----------------------------------------------------------------------------
CLASS A SHARES:                        2001              2001            2000            1999            1998            1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $   7.83           $   7.18         $   8.06         $   8.10         $   7.81         $   8.04
                                   --------           --------         --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                  0.19(a)            0.37             0.37             0.38             0.40             0.41
Net realized and
  unrealized gain (loss)               0.11               0.70            (0.84)            0.10             0.35            (0.23)
                                   --------           --------         --------         --------         --------         --------
    Total from Investment
      Operations                       0.30               1.07            (0.47)            0.48             0.75             0.18
                                   --------           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income            (0.18)             (0.38)           (0.37)           (0.38)           (0.40)           (0.41)
In excess of net
investment income                        --                 --               --            (0.01)           (0.00)(g)           --
From net realized gains                  --              (0.04)           (0.00)(g)        (0.13)           (0.06)              --
In excess of net realized gains          --                 --            (0.04)           (0.00)(g)           --               --
                                   --------           --------         --------         --------         --------         --------
    Total Distributions Declared
      to Shareholders                 (0.18)             (0.42)           (0.41)           (0.52)           (0.46)           (0.41)
                                   --------           --------         --------         --------         --------         --------
NET ASSET VALUE, END OF
  PERIOD                           $   7.95           $   7.83         $   7.18         $   8.06         $   8.10         $   7.81
                                   --------           --------         --------         --------         --------         --------
Total return (b)                      3.86%(e)          15.30%(c)       (5.96)%(c)         6.25%            9.94%            2.43%
                                   --------           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS
Net expenses (d)                      0.91%(f)           0.93%            0.93%            0.91%            0.90%            0.90%
Net investment income (d)             4.77%(f)           4.94%            4.81%            4.69%            5.05%            5.32%
Waiver/reimbursement                     --              0.03%            0.02%               --               --               --
Portfolio turnover rate                  4%(e)             18%              16%              21%              14%              29%
Net assets at end of period (000)  $161,693           $152,057         $142,790         $180,628         $182,721         $184,221

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Not annualized.
(f) Annualized.
(g) Less than $0.01 per share.

                                     (UNAUDITED)
                                  SIX MONTHS ENDED                             YEAR ENDED JANUARY 31,
                                      JULY 31,         ---------------------------------------------------------------------------
CLASS B SHARES:                         2001             2001           2000           1999            1998            1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  7.83           $  7.18         $  8.06         $  8.10          $  7.81          $  8.04
                                       -------           -------         -------         -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.16(a)           0.31            0.31            0.32             0.34             0.35
Net realized and unrealized
  gain (loss)                             0.11              0.70           (0.84)           0.10             0.35            (0.23)
                                       -------           -------         -------         -------          -------          -------
    Total from Investment Operations      0.27              1.01           (0.53)           0.42             0.69             0.12
                                       -------           -------         -------         -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income               (0.15)            (0.32)          (0.31)          (0.32)           (0.35)           (0.35)
In excess of net investment income          --                --              --           (0.01)           (0.00)(g)           --
From net realized gains                     --             (0.04)          (0.00)(g)       (0.10)           (0.05)              --
In excess of net realized gains             --                --           (0.04)          (0.03)              --               --
                                       -------           -------         -------         -------          -------          -------
    Total Distributions Declared
      to Shareholders                    (0.15)            (0.36)          (0.35)          (0.46)           (0.40)           (0.35)
                                       -------           -------         -------         -------          -------          -------
NET ASSET VALUE, END OF PERIOD         $  7.95           $  7.83         $  7.18         $  8.06          $  8.10          $  7.81
                                       -------           -------         -------         -------          -------          -------
Total return (b)                         3.49%(e)         14.45%(c)      (6.67)%(c)        5.44%            9.13%            1.66%
                                       -------           -------         -------         -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Net expenses (d)                         1.66%(f)          1.68%           1.68%           1.66%            1.65%            1.65%
Net investment income (d)                4.02%(f)          4.19%           4.06%           3.94%            4.30%            4.57%
Waiver/reimbursement                        --             0.03%           0.02%              --               --               --
Portfolio turnover rate                     4%(e)            18%             16%             21%              14%              29%
Net assets at end of period (000)      $42,112           $44,038         $50,110         $59,789          $59,160          $59,143

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Not annualized.
(f) Annualized.
(g) Less than $0.01 per share.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                              (UNAUDITED)
                                            SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                                JULY 31,         -----------------------------------------------------------
CLASS C SHARES:                                   2001              2001             2000             1999           1998(a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.83             $  7.18           $  8.06           $  8.10          $  8.07
                                            -------             -------           -------           -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.17(b)             0.34              0.33              0.35             0.18
Net realized and unrealized gain (loss)        0.11                0.70             (0.84)             0.10             0.09
                                            -------             -------           -------           -------          -------
    Total from Investment Operations           0.28                1.04             (0.51)             0.45             0.27
                                            -------             -------           -------           -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                    (0.16)              (0.35)            (0.33)            (0.35)           (0.18)
In excess of net investment income               --                  --                --             (0.01)           (0.00)(h)
From net realized gains                          --               (0.04)            (0.00)(h)         (0.13)           (0.06)
In excess of net realized gains                  --                  --             (0.04)            (0.00)(h)           --
                                            -------             -------           -------           -------          -------
    Total Distributions Declared to
Shareholders                                  (0.16)              (0.39)            (0.37)            (0.49)           (0.24)
                                            -------             -------           -------           -------          -------
NET ASSET VALUE, END OF PERIOD              $  7.95             $  7.83           $  7.18           $  8.06          $  8.10
                                            -------             -------           -------           -------          -------
Total return (c)(d)                           3.64%(e)           14.79%           (6.38)%             5.76%            3.40%(e)
                                            -------             -------           -------           -------          -------
RATIOS TO AVERAGE NET ASSETS
Net expenses (f)                              1.36%(g)            1.38%             1.38%             1.36%            1.37%(g)
Net investment income (f)                     4.32%(g)            4.49%             4.36%             4.24%            4.47%(g)
Waiver/reimbursement                          0.30%(g)            0.33%             0.32%             0.30%            0.30%(g)
Portfolio turnover rate                          4%(e)              18%               16%               21%              14%(e)
Net assets at end of period (000)            $3,962              $2,586            $1,189              $698             $206

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.
(h) Less than $0.01 per share.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
LIBERTY MASSACHUSETTS TAX-EXEMPT FUND

-------------------------------------------------------------------------------

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE
At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE
Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

-------------------------------------------------------------------------------

                                                                -------------
LIBERTY MASSACHUSETTS TAX-EXEMPT FUND                              PRSRT STD
SEMIANNUAL REPORT, JULY 31, 2001                                 U.S. POSTAGE
                                                                    PAID
[logo] L I B E R T Y                                            HOLLISTON, MA
       ---------------                                          PERMIT NO. 20
             F U N D S                                          -------------



          Liberty Funds Distributor, Inc. (C)2001
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com


                                               775-03/890G-0701 (09/01) 01/1689